Contract Assets and Contract Liabilities (Q3) (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Change in Carrying Amount of Contract Assets and Contract Liabilities
The change in the carrying amount of contract assets and contract liabilities for the nine months ended September 30, 2018 is as follows:

In thousands	Contract Assets
Balance at beginning of year	$366,168
Recognized in current year	328,438
Reclassified to accounts receivable	(296,459)
Foreign currency impact	(8,870)
Balance at September 30, 2018	$389,277

In thousands	Contract Liabilities
Balance at beginning of year	$463,704
Recognized in current year	151,706
Amounts in beginning balance reclassified to revenue	(142,718)
Current year amounts reclassified to revenue	(17,931)
Foreign currency impact	(14,185)
Balance at September 30, 2018	$440,576